Significant Accounting Policies - Quality Incentive Premium Revenue Recognized (Details) - USD ($) $ in Millions	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Premium Revenue by Health Plan Type [Line Items]
Quality incentive premium revenue recognized as a percentage of total premium revenue	2.10%			0.70%						1.30%	0.50%
Total premium revenue recognized for state health plans with quality incentive premiums	$ 4,029	$ 3,589	$ 3,377	$ 3,304	$ 2,971	$ 2,599	$ 2,317	$ 2,167	$ 1,940	$ 8,024	$ 6,275	$ 13,241	$ 9,023	$ 6,179
Select Health Plans
Schedule of Premium Revenue by Health Plan Type [Line Items]
Maximum available quality incentive premium - current period	41			28						81	58	118	90	63
Amount of quality incentive premium revenue recognized in current period: Earned current period	36			11						54	21	66	40	46
Amount of quality incentive premium revenue recognized in current period: Earned prior periods	49			11						54	11	13	4	9
Total quality incentive premium revenue recognized	$ 85			$ 22						$ 108	$ 32	79	44	55
Total premium revenue recognized for state health plans with quality incentive premiums												$ 11,107	$ 7,084	$ 2,980
Minimum | Select Health Plans
Schedule of Premium Revenue by Health Plan Type [Line Items]
Percentage of additional incremental revenue earned										1.00%		1.00%
Maximum | Select Health Plans
Schedule of Premium Revenue by Health Plan Type [Line Items]
Percentage of additional incremental revenue earned										3.00%		4.00%